Accounts receivable net	12 Months Ended
Dec. 31, 2022
Accounts receivable, net

Note 4:   Accounts receivable, net

Accounts receivable, net consisted of the following at December 31,:

	2022	2021
	US$’000	US$’000

Contract receivables	1,614	3,661
Less: allowance for doubtful accounts	(28)	(30)
	1,586	3,631

The roll-forward of activity in the allowance for doubtful accounts was as follows for the years ended December 31:

	2022	2021
	US$’000	US$’000

Balance at beginning of period	30	30
Less : reversal in allowances	(2)	-
Balance at end of period	28	30

The following is an aging analysis of accounts receivable, net at December 31:

	2022	2021
	US$’000	US$’000

Current	710	1,441
Past due
1-30 days	477	1,570
31-60 days	311	495
61-90 days	32	108
Greater than or equal to 91 days	56	17
	876	2,190
	1,586	3,631

ZHEJIANG TIANLAN
Accounts receivable, net
4.	Accounts receivable, net

Accounts receivable, net consisted of the following at December 31:

	2022	2021
	RMB’000	RMB’000

Contract receivables	175,792	148,889
Less: allowance for doubtful accounts	(40,019)	(42,867)

	135,773	106,022

The roll-forward of activity in the allowance for doubtful accounts was as follows for the years ended December 31:

	2022	2021
	RMB’000	RMB’000

Balance at beginning of year	42,867	42,182
Add: provision for allowances	822	868
Less: reversal of provision for doubtful accounts	(983)	(183)
Less: write-off of doubtful accounts	(2,687)	-

Balance at end of year	40,019	42,867

The following is an aging analysis of accounts receivable, net at December 31:

	2022	2021
	RMB’000	RMB’000

Within 1 year	111,436	82,534
1 year - 2 years	12,236	12,144
2 years - 3 years	1,437	5,111
3 years - 4 years	6,132	5,141
4 years - 5 years	4,532	1,092

	135,773	106,022

At December 31, 2022, the accounts receivable, net pledged as security for the Company’s bank loans and third party loans amounted to RMB Nil (2021: RMB Nil).